STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from exercise of stock options	$ 0.6	$ 1.6	$ 1.6
Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, in years	8 years
Stock Options With a Performance Condition [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Stock Options With a Performance Condition [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
Stock Options Without a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, in years	8 years
Stock Options Without a Performance Condition [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Stock Options Without a Performance Condition [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 4.0
Period of recognition for unrecognized stock-based compensation costs, in years	3 years
Total intrinsic value of options exercised	$ 2.5	5.6	5.3
Restricted Share Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 10.8
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 9 months 18 days
Fair value of shares that vested during period	$ 4.3	$ 12.8	$ 23.9
Employees and non-employee Directors and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	37.3